[LOGO]
[THE HARTFORD]

May 1, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:                              Hartford Life and Annuity Insurance Company Separate Account Seven (“Registrant”)

File No. 333-101943 – Hartford Leaders Edge Series II/IIR/III

File No. 333-101949 – Hartford Leaders Plus Series II/IIR/III

File No. 333-101955 – Hartford Leaders Outlook Series II/IIR/III

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 23, 2012.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-4149.

Very truly yours,

/s/ Maureen A. Armstrong

Maureen A. Armstrong
Paralegal